GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 8,841	$ 5,589	$ 6,356
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	4 years 1 month 6 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	11 years